Income Taxes (Details Textuals) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Feb. 28, 2011
Operating Loss Carryforwards [Line Items]
Federal and state net operating loss carry-forwards			$ 675	$ 703
Federal research and experimentation tax credit carry-forwards expire prior to utilization			618
Net Unrealized Built in Losses per IRS Notice 2003-65		9.4	36.5
Income tax losses recognized period		5 years
Gross deferred tax liability		2.6	3.6
Percentage of change in ownership	5.00%
Federal and state net operating loss carry-forwards not expiring prior to utilization	14.9
Gross deferred tax asset and related valuation allowance decrease	24.6
Losses during the five year recognition period	36.5
Potential recognized deferred income tax liabilities if ownership changed per IRC Section 382	13.9
Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Federal research and experimentation tax credit carry-forwards expire prior to utilization			$ 15.6	$ 15.6